General and Administrative Expenses	12 Months Ended
Mar. 31, 2026
General And Administrative Expenses
General and Administrative Expenses

11. General and Administrative Expenses

	For the years ended March 31,
	2026	2025	2024
	USD	USD	USD
Bank charges	18,382	18,605	20,260
Debt collection fee	-	7,935	73,077
Depreciation	48,791	48,791	4,066
Entertainment	21,583	50,550	81,038
Expected credit loss allowance	1,130,467	836,720	30,075
IPO-related readiness costs	-	2,027,176	545,414
Motor vehicle expenses	18,091	29,342	51,286
Professional fees	708,083	201,959	4,361
Lease expenses	39,615	51,538	37,179
Site administrative expenses	172,085	114,586	287,217
Staff costs	262,769	397,560	515,774
Staff welfare	8,918	41,799	15,093
Medical expenses	13,353	54,251	78,853
Insurance	59,522	7,156	6,794
Safety consultant expenses	39,840	2,244	15,997
Others	240,858	158,514	80,269

Total	2,782,357	4,048,726	1,846,753